As filed with the Securities and Exchange Commission on December 30, 1996
                                                     Registration Nos. 33-22884
                                                                       811-5577


==============================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                         Pre-Effective Amendment No. / /


                      Post-Effective Amendment No. 19 /X/


                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/
                                       --



                             Amendment No.  21     /X/


                          ----------------------------

                             The Glenmede Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

                            135 East Baltimore Street
                            Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 1-800-442-8299

                             Michael P. Malloy, Esq.
                                    Secretary
                             Drinker Biddle & Reath
                    1100 Philadelphia National Bank Building
                              1345 Chestnut Street
                      Philadelphia, Pennsylvania 19107-3496
                     (Name and Address of Agent for Service)

  It is proposed that this filing will become effective (check appropriate box)

         [ ] immediately upon filing pursuant to paragraph (b)

         [ ] on (date) pursuant to paragraph (b)

         [X] 60 days after filing pursuant to paragraph (a)(i)

         [ ] on (date) pursuant to paragraph (a)(i)

         [ ] 75 days after filing pursuant to paragraph (a)(ii)

         [ ] on (date) pursuant to paragraph (a)(ii) of rule 485.

         If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


         Registrant has previously registered an indefinite number of securities under the Securities Act of 1933 pursuant to Section (a)(1) of Rule 24f- 2 under the Investment Company Act of 1940, as amended. Registrant's Rule 24f-2 Notice for the fiscal year ended October 31, 1996 will be filed with the Securities and Exchange Commission on December 30, 1996.


==============================================================================

                             THE GLENMEDE FUND, INC.

                           Emerging Markets Portfolio


                              CROSS REFERENCE SHEET

                            Pursuant to Rule 495 (a)
                        under the Securities Act of 1933


Form N-1A Item Number                       Location

Part A                                      Prospectus Caption

1.       Cover Page.......................  Cover Page

2.       Synopsis ........................  Expenses of the Portfolio

3.       Condensed Financial Information..  Financial Highlights;
                                            Performance Calculations

4.       General Description of Registrant  Cover page; Investment
                                            Objective and Policies; Investment
                                            Techniques; Risk Factors;
                                            Investment Limitations; General
                                            Information

5.       Management of the Fund...........  Investment Advisor; Administrative,
                                            Transfer Agent and Dividend Paying
                                            Services; Board Members and
                                            Officers; Purchase of Shares;
                                            Redemption of Shares

5A.      Management's Discussion of
           Fund Performance...............  Financial Highlights

6.       Capital Stock and Other
           Securities.....................  Purchase of Shares; Redemption of
                                            Shares; Dividends, Capital Gains
                                            Distributions and Taxes; General
                                            Information

7.       Purchase of Securities Being
           Offered........................  Valuation of Shares; Purchase of
                                            Shares; Redemption of Shares

8.       Redemption or Repurchase.........  Valuation of Shares; Purchase of
                                            Shares; Redemption of Shares

9.       Pending Legal Proceedings........  Not Applicable

                             THE GLENMEDE FUND, INC.
              135 East Baltimore Street, Baltimore, Maryland 21202
-------------------------------------------------------------------------------
                                 (800) 442-8299
-------------------------------------------------------------------------------
                        Prospectus - February 28, 1997


INVESTMENT OBJECTIVES

The Glenmede Fund, Inc., a Maryland corporation ("Glenmede Fund"), is a no-load, open-end management investment company. Glenmede Fund consists of ten series of shares, each of which has different investment objectives and policies. The securities offered hereby are one of these series of shares, the Emerging Markets Portfolio.

Emerging Markets Portfolio. The objective of the Emerging Markets Portfolio is to provide long-term growth of capital. The Emerging Markets Portfolio seeks to achieve its objective by investing primarily in equity securities of issuers in countries having emerging markets. The net asset value of this Portfolio will fluctuate.

         Total return consists of income (dividend and/or interest income from portfolio securities) and capital gains and losses, both realized and unrealized, from portfolio securities.

         Shares of the Portfolio are subject to investment risks, including the possible loss of principal, are not bank deposits and are not endorsed by, insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, The Glenmede Corporation or any of its affiliates or any other governmental agency or bank.


ABOUT THIS PROSPECTUS


         This Prospectus, which should be retained for future reference, sets forth certain information that you should know before you invest. A Statement of Additional Information ("SAI") containing additional information about the Portfolio has been filed with the Securities and Exchange Commission. The SAI dated February 28, 1997, as amended or supplemented from time to time, is incorporated by reference into this Prospectus. The 1996 Annual Report to Shareholders contains additional investment and performance information about the Portfolios. A copy of the SAI and the 1996 Annual Report may be obtained, without charge, by writing to Glenmede Fund at the address shown above or by calling Glenmede Fund at the telephone number shown above.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           EXPENSES OF THE PORTFOLIOS

         The following table illustrates the expenses and fees incurred by the Emerging Markets Portfolio for the fiscal year ended October 31, 1996.

                        SHAREHOLDER TRANSACTION EXPENSES

        Sales Load Imposed on Purchases........................NONE
        Sales Load Imposed on Reinvested Dividends............ NONE
        Deferred Sales Load....................................NONE
        Redemption Fees........................................NONE
        Exchange Fees..........................................NONE

                       ANNUAL PORTFOLIO OPERATING EXPENSES
                     (as a percentage of average net assets)

                                                        Emerging
                                                         Markets
                                                        Portfolio
                                                        ---------
Investment Advisory Fees..........................      1.25%
Administration Fees...............................       .06%
Other Expenses....................................       .50%
                                                        -----

Total Operating Expenses..........................       1.81%
                                                        =====
----------------------

         The   purpose  of  the  above   table  is  to  assist  an  investor  in
understanding the various estimated costs and expenses that an investor in the Portfolio will bear directly or indirectly. Actual expenses may be greater or lesser than such estimates. For further information concerning the Portfolios' expenses see "Investment Advisor," "Administrative, Transfer Agency and Dividend Paying Services" and "Board Members and Officers."

         The following example illustrates the estimated expenses that an investor in the Portfolio would pay on a $1,000 investment over various time periods assuming (i) a 5% annual rate of return and (ii) redemption at the end of each time period. As noted in the above table, Glenmede Fund charges no redemption fees of any kind.

                                                  1 Year       3 Years      5 Years       10 Years
                                                  -------      -------      -------       --------
Emerging Markets Portfolio...................       $19          $58          $103          $233

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. THE ABOVE FIGURES ARE ESTIMATES ONLY. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS

         The table below sets forth financial highlights of the Emerging Markets Portfolio for the respective periods presented. The data presented for the Portfolio is derived from the Portfolios' Financial Statements included in Glenmede Fund's 1996 Annual Report to Shareholders, which Financial Statements and the report thereon of _______, Glenmede Fund's independent accountants, are incorporated by reference into the SAI. The following information should be read in conjunction with those Financial Statements.

                           Emerging Markets Portfolio


                                                              Year Ended               Period Ended
                                                           October 31, 1996          October 31, 1995+
                                                           ----------------          -----------------

Net asset value, beginning of period.......................                                $10.00
                                                                                           ------
Income from investment operations:
  Net investment income....................................                                  0.16
  Net realized and unrealized gain/(loss)..................
   on investments..........................................                                 (0.31)
                                                                                            ------
    Total from investment operations.......................                                 (0.15)
                                                                                            ------

Less Distributions:
  Distributions from net investment income.................                                 (0.12)
  Distributions from net realized capital gains............                                    --

    Total Distributions....................................                                 (0.12)
                                                                                            ------

Net asset value, end of period.............................                                 $9.73
                                                                                            =====
Total return...............................................                                 (1.96)%*
                                                                                            ========

Ratios to average net assets/Supplemental data:

Net assets, end of year (in 000's).........................                               $27,297
Ratio of operating expenses to average
 net assets................................................                                  1.81%*
Ratio of net investment income to average
 net assets................................................                                  1.87%*
Portfolio turnover rate....................................                                    50%


Average Commission per Share#                                                                  NA
-----------------------------

 +    The Portfolio commenced operations on December 14, 1994.
 *    Annualized.
 # Disclosure is required for fiscal year beginning on or after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

                            PERFORMANCE CALCULATIONS

         The Emerging Markets Portfolio may advertise or quote total return data from time to time. Total return will be calculated on an average annual total return basis, and may also be calculated on an aggregate total return basis, for various periods. Average annual total return reflects the average annual percentage change in value of an investment in the Portfolio over the measuring period. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividends and capital gains distributions made by the Portfolio during the period are reinvested in Portfolio shares.

         The Portfolio may compare its total return to that of other investment companies with similar investment objectives and to stock and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return of the Emerging Markets Portfolio may be compared to data prepared by Lipper, the Morgan Stanley EAFE-IX ND Weighted Index and the International Financial Corporation Composite Index. Total return and other performance data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performances of the Portfolios.

         Performance quotations will represent the Portfolio's past performance, and should not be considered as representative of future results. Since performance will fluctuate, performance data for the Portfolio should not be used to compare an investment in the Portfolio's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield/return for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in the Portfolio, portfolio maturity, operating expenses and market conditions. Any management fees charged by the Advisor or institutions to their clients will not be included in the Portfolio's calculations of total return.

                       INVESTMENT OBJECTIVES AND POLICIES

         The investment objective of the Portfolio is not fundamental and may be changed by the Board members without shareholder approval.

         The objective of the Portfolio is to provide long-term growth of capital. The Portfolio seeks to achieve this objective by investing primarily in equity securities of issuers in countries having emerging markets. It is currently expected that under normal conditions at least 65% of the Portfolio's total assets will be invested in emerging market equity securities.

         The Portfolio considers countries having emerging markets to be all countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. The countries may include, but are not limited to, the following: Turkey, India, Indonesia, Brazil, Greece, Malaysia, China, Taiwan, South Korea, Portugal and Hungary. In addition, as used in this Prospectus, "emerging market equity securities" means (i) equity securities of companies the principal securities trading market for which is an emerging market country, as defined above, (ii) equity securities, traded in any market, of companies that derive 50% or more of their total revenue from either goods or services produced in such emerging market countries or sales made in such emerging market countries or (iii) equity securities of companies organized under the laws of, and with a principal office in, an emerging market country. "Equity securities," as used in this Prospectus, refers to common stock, preferred stock, warrants or rights to subscribe to or purchase such securities and sponsored or unsponsored American Depository Receipts ("ADRs"), European Depositary Receipts ("EDRs"), and Global Depositary Receipts ("GDRs"). Determinations as to eligibility will be made by the Emerging Markets Portfolio's sub-advisor, Pictet International Management Limited (the "Sub-Advisor"), based on publicly available information and inquiries made to the companies. See "Risk Factors" for a discussion of the nature of information publicly available for non-U.S. companies. The Portfolio will at all times, except during defensive periods, maintain investments in at least three countries having developing markets. The Sub-Advisor will limit holdings in any one country to 15% at the time of investment.

         The Portfolio and its Sub-Advisor may, from time to time, use various methods of selecting securities for the Portfolio, and may also employ and rely on independent or affiliated sources of information and ideas in connection with management of the Portfolio. The Sub-Advisor's philosophy for investing in emerging markets focuses on stock selection and significantly diversifying the Portfolio's investments on a company and country level. The Sub-Advisor uses a proprietary data base which screens for emerging markets that meet the Sub-Advisor's strict quantitative criteria. Generally, in order for a country to be included by the Sub-Advisor as a permissible emerging market investment it must satisfy three conditions and meet certain additional criteria. First, the country must meet certain custodial criteria, such as security of assets and international experience. Second, the country typically satisfies certain socioeconomic conditions, including political stability, freedom to invest and repatriate capital and deregulation of the economy. Third, the country typically satisfies specific cyclical criteria, including liquidity conditions, industrial production capacity constraints, direction of real interest rates and the valuation of the market.

         For long-term growth of capital, the Portfolio may invest up to 35% of its total assets in debt securities (defined as bonds, notes, debentures, commercial paper, certificates of deposit, time deposits and bankers' acceptances) which are rated at least Baa by Moody's or BBB by S&P or are unrated debt securities deemed to be of comparable quality by the Sub-Advisor. Securities with the lowest rating in the investment grade category (i.e., Baa by Moody's or BBB by S&P) are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities. Certain debt securities can provide the potential for long-term growth of capital based on various factors such as changes in interest rates, economic and market conditions, improvement in an issuer's ability to repay principal and pay interest, and ratings upgrades. Additionally, convertible bonds can provide the potential for long-term growth of capital through the conversion feature, which enables the holder of the bond to benefit from increases in the market price of the securities into which they are convertible. However, there can be no assurances that debt securities or convertible bonds will provide long-term growth of capital.

         The Portfolio may lend its portfolio securities. In addition, the Portfolio may enter into forward foreign currency contracts and reverse repurchase agreements. When deemed appropriate by the Sub-Advisor, the Portfolio may invest cash balances in repurchase agreements and other money market investments to maintain liquidity in an amount to meet expenses or for day-to-day operating purposes. These investment techniques are described below and under the heading "Investment Objective and Policies" in the SAI.

         When the Sub-Advisor believes that market conditions warrant, the Portfolio may adopt a temporary defensive position and may invest without limit in high- quality money market securities denominated in U.S. dollars or in the currency of any foreign country. See "Investment Techniques -- Temporary Investments."

                              INVESTMENT TECHNIQUES

         Temporary Investments. As determined by the Sub-Advisor, when market conditions warrant, the Portfolio may invest up to 100% of its total assets in the following high-quality (that is, rated Prime-1 by Moody's or A or better by S&P or, if unrated, of comparable quality as determined by the Sub-Advisor) money market securities, denominated in U.S. dollars or in the currency of any foreign country, issued by entities organized in the United States or any foreign country: short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by the U.S. Government or the governments of foreign countries, their agencies or instrumentalities; finance company and corporate commercial paper, and other short-term corporate obligations; obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks; and repurchase agreements with banks and broker-dealers with respect to such securities. The Emerging Markets Portfolio also may purchase shares of closed-end investment companies which invest chiefly in the shares of companies located outside the U.S. (such shares will be purchased by the Portfolio within the limits prescribed by the Investment Company Act of 1940 (the "1940 Act").

         Repurchase Agreements. Portfolio may enter into repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by the Sub-Advisor. Under normal circumstances, however, the Portfolio will not enter into repurchase agreements if entering into such agreements would cause, at the time of entering into such agreements, more than 20% of the value of its total assets to be subject to repurchase agreements. The Portfolio would generally enter into repurchase transactions to invest cash reserves and for temporary defensive purposes.

         In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security at a future date to the seller (a qualified bank or securities dealer) at an agreed upon price plus an agreed upon market rate of interest (itself unrelated to the coupon rate or date of maturity of the purchased security). The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, but the Sub-Advisor currently expects that repurchase agreements will mature in less than 13 months. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than 101% of the repurchase price including accrued interest. Glenmede Fund's administrator and the Sub-Advisor will mark to market daily the value of the securities purchased, and the Sub-Advisor will, if necessary, require the seller to deposit additional securities to ensure that the value is in compliance with the 101% requirement stated above. The Sub-Advisor will consider the creditworthiness of a seller in determining whether the Portfolio should enter into a repurchase agreement, and the Portfolio will only enter into repurchase agreements with banks and dealers which are determined to present minimal credit risk by the Sub-Advisor under procedures adopted by the Board of Directors.

         In effect, by entering into a repurchase agreement, the Portfolio is lending its funds to the seller at the agreed upon interest rate and receiving securities as collateral for the loan. Such agreements can be entered into for periods of one day (overnight repo) or for a fixed term (term repo). Repurchase agreements are a common way to earn interest income on short-term funds.

         The use of repurchase agreements involves certain risks. For example, if the seller of a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Portfolio may incur a loss upon disposition of them. Default by the seller would also expose the Portfolio to possible loss because of delays in connection with the disposition of the underlying obligations. If the seller of an agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Portfolio and therefore subject to sale by the trustee in bankruptcy. Further, it is possible that the Portfolio may not be able to substantiate its interest in the underlying securities.

         Reverse Repurchase Agreements. The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and simultaneously commits to repurchase that security at a future date from the buyer. In effect, the Portfolio is temporarily borrowing funds at an agreed upon interest rate from the purchaser of the security, and the sale of the security represents collateral for the loan. The Portfolio retains record ownership of the security and the right to receive interest and principal payments on the security. At an agreed upon future date, the Portfolio repurchases the security by remitting the proceeds previously received, plus interest. In certain types of agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. These agreements, which are treated as if reestablished each day, are expected to provide the Emerging Markets Portfolio with a flexible borrowing tool. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

         The Portfolio's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. The Portfolio may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. The Portfolio will maintain with the custodian a separate account with a segregated portfolio of liquid securities at least equal to its purchase obligations under these agreements. The Sub-Advisor will consider the creditworthiness of the other party in determining whether the Portfolio will enter into a reverse repurchase agreement.

         Under normal circumstances, the Portfolio will not enter into reverse repurchase agreements if entering into such agreements would cause, at the time of entering into such agreements, more than 10% of the value of its total assets to be subject to such agreements.

         The use of reverse repurchase agreements involves certain risks. For example, the other party to the agreement may default on its obligation or become insolvent and unable to deliver the securities to the Portfolio at a time when the value of the securities has increased. Reverse repurchase agreements also involve the risk that the Portfolio may not be able to substantiate its interest in the underlying securities.

         Lending of Securities. The Portfolio may lend its portfolio securities with a value up to one-third of its total assets to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will be made only to borrowers deemed by the Sub-Advisor to be of good standing.

         "When Issued," "Delayed Settlement," and "Forward Delivery" Securities. The Portfolio may purchase and sell securities on a "when issued," "delayed settlement" or "forward delivery" basis. "When issued" or "forward delivery" refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. When issued or forward delivery transactions may be expected to occur one month or more before delivery is due. Delayed settlement is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by the Portfolio in a when issued, delayed settlement or forward delivery transaction until the Portfolio receives payment or delivery from the other party to the transaction. The Portfolio will maintain a separate account of cash, U.S. Government securities or other high grade debt obligations at least equal to the value of purchase commitments until payment is made. Such segregated securities will either mature or, if necessary, be sold on or before the settlement date. Although the Portfolio receives no income from the above described securities prior to delivery, the market value of such securities is still subject to change.

         The Portfolio will engage in when issued transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When the Portfolio engages in when issued, delayed settlement or forward delivery transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purposes of speculation. The Portfolio's when issued, delayed settlement and forward delivery commitments are not expected to exceed 25% of its total assets absent unusual market circumstances, and the Portfolio will only sell securities on such a basis to offset securities purchased on such a basis.

         Borrowing. The Portfolio may purchase securities on a "when issued," "delayed settlement" or "forward delivery" basis and may enter into reverse repurchase agreements. As a temporary measure for extraordinary or emergency purposes, the Portfolio may borrow money from banks. However, the Portfolio will not borrow money for speculative purposes.

         Forward Foreign Currency Exchange Contracts. The Portfolio may enter into forward foreign currency exchange contracts in connection with the purchase and sale of investment securities; such contracts may not be used for speculative purposes. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the Portfolio, to some degree, against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. It should be realized that this method of protecting the value of the Portfolio's investment securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

         Depositary Receipts. The Emerging Markets Portfolio may purchase sponsored or unsponsored ADRs, EDRs and GDRs (collectively, "Depositary Receipts"). ADRs are depositary receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are depository receipts typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Portfolio's investment policies, the Portfolio's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

         Illiquid Securities. The Portfolio will not invest more than 15% of net assets in securities that are illiquid. Illiquid securities are difficult to sell promptly at an acceptable price.

         Unless specified above and except as described under "Investment Limitations," the foregoing investment policies are not fundamental and the Board may change such policies without shareholder approval.

                                  RISK FACTORS

         Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Portfolio, nor can there be any assurance that the Portfolio's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Portfolio can decrease as well as increase, depending on the variety of factors which may affect the values and income generated by the Portfolio's securities, including general economic conditions, market factors and currency exchange rates. An investment in the Portfolio is not intended as a complete investment program.

         Foreign Securities. The Portfolio has the right to purchase securities in any foreign country, developed or underdeveloped. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. Investors should recognize that investing in the securities of foreign companies involve special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries, and potential restrictions on the flow of international capital. Moreover, the dividends payable on the Portfolio's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Portfolio's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Also, changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities in the Portfolio which are denominated or quoted in currencies other than the U.S. dollar. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. Further, the Portfolio may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts.

         These risks are often heightened for investments in developing or emerging markets, including certain Eastern European countries where the risks include the possibility that such countries may revert to a centrally planned economy. Developing countries may also impose restrictions on the Portfolio's ability to repatriate investment income or capital. Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Portfolio. For example, funds may be withdrawn from the People's Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

         Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

         Lastly, governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Portfolio and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

         Brokerage commissions, custodial services, and other costs relating to investment in foreign securities markets are generally more expensive than in the United States. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Portfolio due to subsequent declines in value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser.

         In many emerging markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which the Portfolio may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States.

         There are further risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories.


                               PURCHASE OF SHARES

         Shares of the Portfolio are sold without a sales commission on a continuous basis to the Advisor acting on behalf of its clients ("Clients") and to other institutions (the "Institutions"), at the net asset value per share next determined after receipt of the purchase order by Glenmede Fund's transfer agent. See "Valuation of Shares." The minimum initial investment for the Portfolio is $25,000; the minimum for subsequent investments for the Portfolio is $1,000. Glenmede Fund reserves the right to reduce or waive the minimum initial and subsequent investment requirements from time to time. Beneficial ownership of shares will be reflected on books maintained by the Advisor or the Institutions. A prospective investor wishing to purchase shares in Glenmede Fund should contact the Advisor or his or her Institution.

         It is the Advisor's responsibility to transmit orders for share purchases to Investment Company Capital Corp. ("ICC"), Glenmede Fund's transfer agent, and deliver required funds to Glenmede Fund's custodian, on a timely basis.

         Glenmede Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of Glenmede Fund.

         Purchases of the Portfolio's shares will be made in full and fractional shares of the Portfolio calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued except upon the written request of the shareholder. Certificates for fractional shares, however, will not be issued.


                              REDEMPTION OF SHARES

         Shares of the Portfolio may be redeemed at any time, without cost, at the net asset value of the Portfolio next determined after receipt of the redemption request by the transfer agent. Generally, a properly signed written request is all that is required. Any redemption may be more or less than the purchase price of the shares depending on the market value of the investment securities held by the Portfolio. An investor wishing to redeem shares should contact the Advisor or his or her Institution. It is the responsibility of the Advisor to transmit promptly redemption orders to the transfer agent.

         Payment of the redemption proceeds will ordinarily be made within one business day, but in no event more than seven days, after receipt of the order in proper form by the transfer agent. Redemption orders are effected at net asset value per share next determined after receipt of the order in proper form by the transfer agent. Glenmede Fund may suspend the right of redemption or postpone the date of payment at times when the New York Stock Exchange (the "Exchange") is closed, or under any emergency circumstances as determined by the Securities and Exchange Commission (the "Commission"). See "Valuation of Shares" for the days on which the Exchange is closed.

         If Glenmede Fund's Board determines that it would be detrimental to the best interests of the remaining shareholders of the Portfolio to make payment wholly or partly in cash, Glenmede Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of securities held by the Portfolio in lieu of cash in conformity with applicable rules of the Commission. Investors may incur brokerage charges on the sale of portfolio securities received as a redemption in kind.

         Glenmede Fund reserves the right, upon 30 days' written notice, to redeem an account in the Portfolio if the net asset value of the account's shares falls below $100 and is not increased to at least such amount within such 30-day period.

              ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION
                                    OF SHARES


         Glenmede Fund may, from time to time, in its sole discretion appoint one or more entities, including the Advisor, as its agent to receive purchase and redemption orders of shares of the Portfolio and cause these orders to be transmitted, on a net basis, to Glenmede Fund's transfer agent. In these instances, orders are effected at the net asset value per share next determined after receipt of that order by the entity, if the order is actually received by Glenmede Fund's transfer agent not later than the next business morning.

                               VALUATION OF SHARES

         The net asset value of the Portfolio is determined by dividing the total market value of its investments and other assets, less any of its liabilities, by the total outstanding shares of the Portfolio. The Portfolio's net asset value per share is determined as of the close of regular trading hours of the Exchange on each day that the Exchange is open for business and the Portfolio receives an order to purchase or redeem its shares. Currently the Exchange is closed on weekends and the customary national business holidays of New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (or the days on which they are observed). One or more pricing services may be used to provide securities valuations in connection with the determination of the net asset value of the Portfolio.

         Equity securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price as of the close of that exchange's regular trading hours on the day the valuation is made. Securities listed on a foreign exchange and unlisted foreign securities are valued at the latest quoted sales price available before the time when assets are valued. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted U.S. equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued not in excess of the asked prices or less than the bid prices. The value of securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the Board. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars last quoted by a major bank.

                DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

         The Portfolio normally distributes substantially all of its net investment income to shareholders in the form of a quarterly dividend. If any net capital gains are realized, the Portfolio normally distributes such gains at least once a year. However, see "Dividends, Capital Gains Distributions and Taxes-Federal Taxes-Miscellaneous," for a discussion of the Federal excise tax applicable to certain regulated investment companies.

         Undistributed net investment income is included in the Portfolio's net assets for the purpose of calculating net asset value per share. Therefore, on the Portfolio's "ex-dividend" date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend).

FEDERAL TAXES

         The Portfolio intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification generally relieves the Portfolio of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code.

         Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that the Portfolio distribute to its shareholders an amount at least equal to 90% of its investment company taxable income and 90% of its net exempt interest income, if any, for such taxable year. In general, the Portfolio's investment company taxable income will be its net investment income, including interest and dividends, subject to certain adjustments, and net short-term capital gain over net long-term capital loss if any, for such year. The Portfolio intends to distribute as dividends substantially all of its investment company taxable income each year. Such dividends will be taxable as ordinary income to the Portfolio's shareholders who are not currently exempt from Federal income taxes, whether such income or gain is received in cash or reinvested in additional shares. The dividends received deduction for corporations will apply to such ordinary income distributions to the extent the total qualifying dividends received by the Portfolio are from domestic corporations for the taxable year. It is anticipated that only a small part, if any, of the dividends paid by the Portfolio will be eligible for the dividends received deduction.

         Substantially all of the Portfolio's net realized long-term capital gains, if any, will be distributed at least annually to its shareholders. The Portfolio generally will have no tax liability with respect to such gains and the distributions will be taxable as long-term capital gains to the shareholders who are not currently exempt from Federal income taxes, regardless of how long the shareholders have held the shares and whether such gains are received in cash or reinvested in additional shares.

         A shareholder considering buying shares of the Portfolio on or just before the record date of a dividend should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

         A taxable gain or loss may be realized by a shareholder upon his redemption or transfer of shares of the Portfolio, depending upon the tax basis of such shares and their price at the time of redemption or transfer.

         It is expected that dividends and certain interest income earned by the Portfolio from foreign securities will be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Portfolio's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Portfolio may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. If the Portfolio makes this election, the amount of such foreign taxes paid by the Portfolio will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and each shareholder will be entitled (a) to credit his proportionate amount of such taxes against his U.S. Federal income tax liabilities, or (b) if he itemizes his deductions, to deduct such proportionate amount from his U.S. income, should he so choose.

         Miscellaneous. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by the shareholders and paid by the Portfolio on December 31, in the event such dividends are paid during January of the following year.

         A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and net capital gain (excess of capital gains over capital losses). The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any net capital gain prior to the end of each calendar year to avoid liability for this excise tax.

         The foregoing summarizes some of the important tax considerations generally affecting the Portfolio and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation.

         The foregoing discussion of tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, which are subject to change by legislative or administrative action.

         Shareholders will be advised at least annually as to the federal income tax consequences of distributions made each year.

         The Portfolio will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the IRS for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

STATE AND LOCAL TAXES

         Shareholders may also be subject to state and local taxes on distributions from the Portfolio. A shareholder should consult with his tax adviser with respect to the tax status of distributions from the Portfolio in a particular state and locality.

         The Portfolio has obtained a Certificate of Authority to do business as a foreign corporation in Pennsylvania, and currently does business in that state. Accordingly, the shares of the Portfolio will be exempt from Pennsylvania Personal Property Taxes.

                               INVESTMENT ADVISOR


         The Advisor, a limited purpose trust company chartered in 1956, provides fiduciary and investment services to endowment funds, foundations, employee benefit plans and other institutions and individuals. The Advisor is a wholly-owned subsidiary of The Glenmede Corporation and is located at One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, Pennsylvania 19103. At January __, 1997, the Advisor had over $___ billion in assets in the accounts for which it serves in various capacities including as executor, trustee or investment advisor.


         Under its Investment Advisory Agreement with Glenmede Fund with respect to the Portfolio, the Advisor, subject to the control and supervision of Glenmede Fund's Board and in conformance with the stated investment objective and policies of the Portfolio, has agreed to manage the investment and reinvestment of the Portfolio assets, make investment decisions for the Portfolio and place the Portfolio's purchase and sales orders.

         Pursuant to that Agreement, the Advisor also may select a person to act as sub-advisor. The Advisor and Glenmede Fund, on behalf of the Emerging Markets Portfolio, have entered into a sub-investment advisory agreement with Pictet International Management Limited, located at Cutlers Gardens, 5 Devonshire Square, London, United Kingdom EC2M 4LD. The Sub-Advisor, subject to the control and supervision of Glenmede Fund's Board and in conformance with the stated investment objective and policies of the Portfolio, performs sub-advisory and portfolio transaction services for the Portfolio, including managing the Portfolio's holdings in accordance with the Portfolio's investment objective and policies, making investment decisions concerning foreign assets for the Portfolio, placing purchase and sale orders for portfolio transactions and employing professional portfolio managers and security analysts who provide research services to the Portfolio.

         Effective November 1, 1996, the Advisor and Sub-Advisor are entitled to receive fees from the Portfolio for their investment services computed daily and payable monthly at the annual rate of .75% and .50%, respectively, of the Portfolio's average daily net assets. Prior to November 1, 1996, the Advisor and Sub-Advisor were entitled to receive fees from the Portfolio for their investment services computed daily and payable monthly at the annual rate of
 .50% and .75%,
respectively of the Portfolio's average daily net assets. The aggregate fees paid to the Portfolio's Advisor and Sub-Advisor are higher than advisory fees paid by most other U.S. investment companies. Glenmede Fund's Board believes such fees are comparable to the rates paid by other similar funds. For the fiscal year ended October 31, 1996, the Advisor received a fee of ___% of the Portfolio's average net assets and the Sub-Advisor received a fee at the rate of ___% of the Portfolio's average net assets.

         The Sub-Advisor is an affiliate of Pictet & Cie (the "Bank"), a Swiss private bank, which was founded in 1805. As of January __, 1996, the Bank managed in excess of $ billion for institutional and private clients. The Bank is owned by seven partners. The Sub-Advisor was established in 1980 to manage the investment needs of clients seeking to invest in the international fixed revenue and equity markets. As of January __, 1997, the Sub-Advisor and its affiliates managed $___ billion for __ accounts.


         Douglas Polunin, Senior Investment Manager at the Sub-Advisor, has been the portfolio manager primarily responsible for the management of the Emerging Markets Portfolio since its inception. Mr. Polunin has been employed by the Sub-Advisor since January 1989. Prior to his employment with the Sub-Advisor, Mr. Polunin had been with Union Bank of Switzerland since 1982.

          ADMINISTRATIVE, TRANSFER AGENCY AND DIVIDEND PAYING SERVICES


         ICC serves as Glenmede Fund's administrator, transfer agent and dividend paying agent pursuant to a Master Services Agreement and in those capacities supervises all aspects of Glenmede Fund's day-to-day operations, other than the management of Glenmede Fund's investments. ICC is a wholly-owned subsidiary of Alex. Brown & Sons Incorporated ("Alex. Brown"). For its services as administrator, transfer agent and dividend paying agent, ICC is entitled to receive fees from Glenmede Fund equal to .12% of the first $100 million of the combined net assets of Glenmede Fund and The Glenmede Portfolios, an investment company with the same officers, Board and service providers as Glenmede Fund (collectively, the "Funds"); .08% of the next $150 million of the combined net assets of the Funds; .04% of the next $500 million of the combined net assets of the Funds and .03% of the combined net assets of the Funds over $750 million. For the fiscal year ended October 31, 1996, ICC received fees at the rate of ___% of the Portfolio's average net assets.


                             INVESTMENT LIMITATIONS

         The Portfolio will not:

         (a) With respect to 75% of its total assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities);

         (b) Purchase more than 10% of any class of the outstanding voting securities of any issuer;

         (c) Acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of its total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities;

         (d) Pledge, mortgage, or hypothecate any of its assets to an extent greater than 15% of the Emerging Markets Portfolio's total assets, each at fair market value, except as described in this Prospectus and the SAI and in connection with entering into futures contracts, but the deposit of assets in a segregated account in connection with the writing of covered put and call options and the purchase of securities on a when issued, delayed settlement or forward delivery basis and collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be pledges of the Portfolio's assets or the purchase of any securities on margin for purposes of this investment limitation;

         (e) Issue senior securities, except that the Portfolio may borrow money in accordance with investment limitation (f), purchase securities on a when issued, delayed settlement or forward delivery basis and enter into reverse repurchase agreements; and

         (f) Borrow money, except that the Portfolio may borrow money as a temporary measure for extraordinary or emergency purposes, and then not in excess of 10% of its total assets at the time of borrowing (entering into reverse repurchase agreements and purchasing securities on a when issued, delayed settlement or forward delivery basis are not subject to this investment limitation).

         With respect to investment limitation (c), (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause
(i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

         If a percentage restriction is adhered to at the time an investment is made, a later increase in percentage resulting from a change in value of assets will not constitute a violation of such restriction. If the Portfolio's borrowings are in excess of 5% (excluding overdrafts) of its total net assets, additional portfolio purchases will not be made until the amount of such borrowing is reduced to 5% or less. The Portfolio's borrowings including reverse repurchase agreements and securities purchased on a when-issued, delayed settlement or forward delivery basis may not exceed 33 1/3% of its total net assets.

         The investment limitations described here and in the SAI are fundamental policies and may be changed only with the approval of the holders of a majority of the outstanding shares (as defined in the 1940 Act) of the Portfolio.

                               GENERAL INFORMATION

DESCRIPTION OF SHARES AND VOTING RIGHTS

         Glenmede Fund was organized as a Maryland corporation on June 30, 1988. Glenmede Fund's Articles of Incorporation authorize the Board members to issue 2,500,000,000 shares of common stock, with a $.001 par value. The Board has the power to designate one or more classes ("Portfolios") of shares of common stock and to classify or reclassify any unissued shares with respect to such Portfolios. Currently, Glenmede Fund is offering shares of ten Portfolios.

         The shares of the Portfolio have no preference as to conversion, exchange, dividends, retirement or other rights, and, when issued and paid for as provided in this Prospectus, will be fully paid and non-assessable. The shares of the Portfolio have no pre-emptive rights and do not have cumulative voting rights, which means that the holders of more than 50% of the shares of Glenmede Fund voting for the election of its Board members can elect 100% of the Board of

Glenmede Fund if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his or her name on the books of Glenmede Fund. Glenmede Fund will not hold annual meetings of shareholders except as required by the 1940 Act, the next sentence and other applicable law. Glenmede Fund has undertaken that its Board will call a meeting of shareholders for the purpose of voting upon the question of removal of a Board member or members if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of Glenmede Fund. To the extent required by the undertaking, Glenmede Fund will assist shareholder communication in such matters.


         At January __, 1997, the Advisor was the record owner of 100% of the outstanding shares of the Portfolio.


DISTRIBUTOR

         Armata Financial Corp. ("Armata"), located at 135 East Baltimore Street, Baltimore, Maryland 21202, serves as Glenmede Fund's distributor. Armata is a subsidiary of Alex. Brown.

CUSTODIAN

         The Chase Manhattan Bank, N.A., Brooklyn, New York, serves as the custodian of Glenmede Fund's assets.

TRANSFER AGENT

         ICC, located at 135 East Baltimore Street, Baltimore, Maryland 21202, serves as Glenmede Fund's transfer agent.

INDEPENDENT ACCOUNTANTS


         ________________, Philadelphia, Pennsylvania serves as independent accountants for Glenmede Fund and will audit its financial statements annually.


REPORTS

         Shareholders receive unaudited semi-annual financial statements and audited annual financial statements.

COUNSEL

         Drinker Biddle & Reath, Philadelphia, Pennsylvania, serves as counsel to Glenmede Fund.

                           BOARD MEMBERS AND OFFICERS

         The business and affairs of Glenmede Fund are managed under the direction of its Board. The following is a list of the Board members and officers of Glenmede Fund and a brief statement of their principal occupations during the past five years:


          Name and Address                   Age      Principal Occupation During Past Five Years
          ----------------                   ---      --------------------------------------------
H. Franklin Allen, Ph.D.                     40       Director of Glenmede Fund; Trustee of The Glenmede
Finance Department                                    Portfolios; Nippon Life Professor of Finance and
The Wharton School                                    Economics; Professor of Finance and Economics from 1990-
University of Pennsylvania                            1996; Vice Dean and Director of Wharton Doctoral Programs
Philadelphia, PA  19104-6367                          from 1990-1993.  He has been employed by The University of
                                                      Pennsylvania since 1980.

Willard S. Boothby, Jr.                      74       Director of Glenmede Fund; Trustee of The Glenmede
600 East Gravers Lane                                 Portfolios; Director of Penn Engineering & Manufacturing
Wyndmoor, PA  19118                                   Corp.; Former Director of Georgia-Pacific Corp.; Former
                                                      Managing Director of Paine Webber, Inc.

John W. Church, Jr.*                         63       Chairman, President and Director of Glenmede Fund;
One Liberty Place                                     Chairman, President and Director of The Glenmede
1650 Market Street, Suite 1200                        Portfolios; Executive Vice President and Chief Investment
Philadelphia, PA  19103                               Officer of The Glenmede Trust Company.  He has been
                                                      employed by The Glenmede Trust Company since 1979.

Francis J. Palamara                          70       Director of Glenmede Fund; Trustee of The Glenmede
P.O. Box 44024                                        Portfolios; Trustee of Gintel Fund;
Phoenix, AZ  85064-4024                               Director of XTRA Corporation and Central Tractor Farm and
                                                      Country, Inc.; Former Executive Vice
                                                      President--Finance of ARAMARK, Inc.

G. Thompson Pew, Jr.*                        54       Director of Glenmede Fund; Trustee of The Glenmede
310 Caversham Road                                    Portfolios; Director of The Glenmede Trust Company;
Bryn Mawr, PA  19010                                  Former Director of Brown & Glenmede Holdings, Inc.;
                                                      Former Co-Director, Principal and Officer of Philadelphia
                                                      Investment Banking Co.; Former Director and Officer of Valley
                                                      Forge Administrative Services Company.

Mary Ann B. Wirts                            44       Executive Vice President of Glenmede Fund; Vice President
One Liberty Place                                     and Manager of The Fixed Income Division of The
1650 Market Street, Suite 1200                        Glenmede Trust Company.  She has been employed by
Philadelphia, PA  19103                               The Glenmede Trust Company since 1982.

Kimberly C. Osborne                          30       Vice President of Glenmede Fund; Vice President of The
One Liberty Plaza                                     Glenmede Trust Company.  She has been employed by The
1650 Market Street, Suite 1200                        Glenmede Trust Company since 1993.  From 1992-1993, she
Philadelphia, PA  19103                               was a Client Service Manager with Mutual Funds Service
                                                      Company and from 1987-1992, she was a Client Administrator with
                                                      The Vanguard Group, Inc.

Michael P. Malloy                            37       Secretary of Glenmede Fund; Partner in the law firm of
Philadelphia National Bank Building                   Drinker Biddle & Reath.
1345 Chestnut Street
Philadelphia, PA 19107-3496

Edward J. Veilleux                           53       Assistant Secretary of Glenmede Fund; Principal, Alex.
135 East Baltimore Street                             Brown; President, ICC and Armata.
Baltimore, MD 21202

Joseph A. Finelli                            39       Treasurer of Glenmede Fund.  He has been a Vice President
135 East Baltimore Street                             of Alex. Brown since 1995.  Prior thereto, he was Vice
Baltimore, MD 21202                                   President and Treasurer of The Delaware Group.



--------------

*Board members Church and Pew are "interested persons" of Glenmede Fund as that term is defined in the 1940 Act.

         For additional information concerning remuneration of Board members see "Management of Glenmede Fund" in the SAI.

                           --------------------------
         Shareholder inquiries should be addressed to Glenmede Fund at the address or telephone number stated on the cover page.

                             THE GLENMEDE FUND, INC.
              135 East Baltimore Street, Baltimore, Maryland 21202


                                   Prospectus


                            Dated February 28, 1997



Investment Advisor                             Administrator and Transfer Agent

The Glenmede Trust Company                     Investment Company Capital Corp.
One Liberty Place                              135 East Baltimore Street
1650 Market Street, Suite 1200                 Baltimore, Maryland 21202
Philadelphia, PA 19103

Investment Sub-Advisor                         Distributor
(for Emerging Markets Portfolio)

Pictet International Management Limited        Armata Financial Corp.
Cutlers Gardens                                135 East Baltimore Street
5 Devonshire Square                            Baltimore, Maryland 21202
London, United Kingdom
EC2M 4LD


                                Table of Contents

                                                                        Page


EXPENSES OF THE PORTFOLIOS...............................................  2
FINANCIAL HIGHLIGHTS.....................................................  3
PERFORMANCE CALCULATIONS.................................................  4
INVESTMENT OBJECTIVES AND POLICIES.......................................  4
INVESTMENT TECHNIQUES....................................................  6
RISK FACTORS.............................................................  9
PURCHASE OF SHARES....................................................... 10
REDEMPTION OF SHARES..................................................... 11
ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF SHARES.......... 11
VALUATION OF SHARES...................................................... 12
DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES......................... 12
INVESTMENT ADVISOR....................................................... 14
ADMINISTRATIVE, TRANSFER AGENCY AND DIVIDEND PAYING SERVICES............. 15
INVESTMENT LIMITATIONS................................................... 15
GENERAL INFORMATION...................................................... 16
BOARD MEMBERS AND OFFICERS............................................... 18




No person has been authorized to give any information or to make any representations not contained in this Prospectus, or in Glenmede Fund's Statement of Additional Information, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by Glenmede Fund or its Distributor. This Prospectus does not constitute an offering by Glenmede Fund or the Distributor in any jurisdiction in which such offering may not lawfully be made.

                             THE GLENMEDE FUND, INC.

                                 (800) 442-8299
                       STATEMENT OF ADDITIONAL INFORMATION


                      INSTITUTIONAL INTERNATIONAL PORTFOLIO
                           EMERGING MARKETS PORTFOLIO
                                February 28, 1997


         This Statement of Additional Information is not a prospectus but should be read in conjunction with The Glenmede Fund, Inc.'s (Glenmede Fund") Prospectus for the Institutional International Portfolio and the Emerging Markets Portfolio (the "Prospectus") dated February 28, 1997. To obtain the Prospectus, please call Glenmede Fund at the above telephone number.

         Capitalized terms used in this Statement of Additional Information and not otherwise defined have the same meanings given to them in Glenmede Fund's Prospectus.


                                Table of Contents


                                                                      Page
       INVESTMENT OBJECTIVES AND POLICIES..............................  2
       PURCHASE OF SHARES..............................................  2
       REDEMPTION OF SHARES............................................  3
       SHAREHOLDER SERVICES............................................  3
       PORTFOLIO TURNOVER..............................................  3
       INVESTMENT LIMITATIONS..........................................  3
       MANAGEMENT OF GLENMEDE FUND.....................................  7
       INVESTMENT ADVISORY AND OTHER SERVICES..........................  8
       DISTRIBUTOR.....................................................  9
       PORTFOLIO TRANSACTIONS.......................................... 10
       ADDITIONAL INFORMATION CONCERNING TAXES......................... 11
       PERFORMANCE CALCULATIONS........................................ 17
       GENERAL INFORMATION............................................. 19
       EXPENSES........................................................ 20
       FINANCIAL STATEMENTS............................................ 20
       OTHER INFORMATION............................................... 20
       APPENDIX -- DESCRIPTION OF SECURITIES AND RATINGS...............A-1

                       INVESTMENT OBJECTIVES AND POLICIES


         The following policies supplement the investment objectives and policies set forth in Glenmede Fund's Prospectus:

         Repurchase Agreements

         Repurchase agreements that do not provide for payment to a Portfolio within seven days after notice without taking a reduced price are considered illiquid securities.

         Securities Lending

         Each Portfolio may lend its investment securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, a Portfolio attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. A Portfolio may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940 (the "1940 Act") or the rules and regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered by the Advisor in making decisions with respect to the lending of securities, subject to review by Glenmede Fund's Board.

                               PURCHASE OF SHARES

         The purchase price of shares of each Portfolio is the net asset value next determined after receipt of the purchase order by the particular Portfolio.

         Each Portfolio reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Portfolio, and (iii) to reduce or waive the minimum for initial and subsequent investments from time to time.

         At the discretion of Glenmede Fund, investors may be permitted to purchase Portfolio shares by transferring securities to the Portfolio that meet the Portfolio's investment objectives and policies.

                              REDEMPTION OF SHARES

         Each Portfolio may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange (the "Exchange") is closed, or trading on the Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for a Portfolio to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

         No charge is made by a Portfolio for redemptions. Any redemption may be more or less than the shareholder's initial cost depending on the market value of the securities held by the Portfolio.

                              SHAREHOLDER SERVICES

         Transfer of Shares. Shareholders may transfer shares of the Portfolios to another person. An investor wishing to transfer shares should contact the Advisor.

                               PORTFOLIO TURNOVER


         A high portfolio turnover rate can result in corresponding increases in brokerage commissions; however, the Advisor, and Sub-Advisor with respect to the Emerging Markets Portfolio, will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with that Portfolio's investment objectives and policies. The portfolio turnover rates of the Institutional International Portfolio for the fiscal years ended October 31, 1996 and 1995 were 10% and 25%, respectively. The portfolio turnover rate of the Emerging Markets Portfolio for the fiscal year ended October 31, 1996 and for the period December 14, 1994 (commencement of operations) to October 31, 1995 were 44% and 50% , respectively.


                             INVESTMENT LIMITATIONS

         Each Portfolio is subject to the following restrictions which are fundamental policies and may not be changed without the approval of the lesser of: (1) 67% of the voting securities of the Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio. Each Portfolio will not:

         (1) invest in commodities or commodity contracts, except that each Portfolio may invest in futures contracts and options;

         (2) purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

         (3) make loans, except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in investment limitation (10) below, and money market instruments, including bankers acceptances and commercial paper, and selling securities on a when issued, delayed settlement or forward delivery basis) which are publicly or privately distributed, and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the Commission thereunder;

         (4) purchase on margin or sell short, except as specified above in investment limitation (1);

         (5) purchase more than 10% of any class of the outstanding voting securities of any issuer;

         (6) with respect as to 75% of its total assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities);

         (7) issue senior securities, except that each Portfolio may borrow money in accordance with investment limitation (8) below, purchase securities on a when issued, delayed settlement or forward delivery basis and enter into reverse repurchase agreements;

         (8) borrow money, except that each Portfolio may borrow money as a temporary measure for extraordinary or emergency purposes, and then not in excess of 10% of its total assets at the time of the borrowing (entering into reverse repurchase agreements and purchasing securities on a when issued, delayed settlement or forward delivery basis are not subject to this investment limitation);

         (9) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value in the case of the Institutional International Portfolio and 15% in the case of the Emerging Markets Portfolio, except as described in the

                  Prospectus and this SAI and in connection with entering into futures contracts, but the deposit of assets in a segregated account in connection with the writing of covered put and call options and the purchase of securities on a when issued, delayed settlement or forward delivery basis and collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be pledges of a Portfolio's assets or the purchase of any securities on margin for purposes of this investment limitation;

         (10) underwrite the securities of other issuers or invest more than an aggregate of 10% of the total assets of the Institutional International Portfolio or 15% of the total assets of the Emerging Markets Portfolio, at the time of purchase, in securities for which there are no readily available markets, including repurchase agreements which have maturities of more than seven days or, in the case of Institutional International Portfolio, securities subject to legal or contractual restrictions on resale;

         (11) invest for the purpose of exercising control over management of any company;

         (12) invest its assets in securities of any investment company, except in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act;

         (13) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities, or instruments issued by U.S. banks; and

         (14) write or acquire options or interests in oil, gas or other mineral exploration or development programs.

         If a percentage restriction is adhered to at the time an investment is made, a later increase in percentage resulting from a change in value or assets will not constitute a violation of such restriction.

         With regard to limitations (8) and (9), each Portfolio may borrow money as a temporary measure for extraordinary or emergency purposes, enter into reverse repurchase agreements and purchase securities on a when-issued, delayed settlement or forward delivery basis, which activities may involve a borrowing, provided that the aggregate of such borrowings shall not exceed 33 1/3% of the value of each Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings) and may pledge up to 33 1/3% of the value of its total assets to secure borrowings.

         With regard to limitation (12), the 1940 Act currently prohibits an investment company from acquiring securities of another investment company if, as a result of the transaction, the acquiring company and any company or companies controlled by it would own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company, (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the acquiring company, or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the acquired company) having an aggregate value in excess of 10% of the value of the total assets of the acquiring company. The 1940 Act also currently prohibits an investment company from acquiring securities of a registered closed-end investment company, if as a result of the transaction, the acquiring company, other investment companies having the same investment adviser, and companies controlled by such investment companies, own more than 10% of the total outstanding voting stock of such closed-end company. In addition to the advisory fees and other expenses that a Portfolio bears directly in connection with its own operations, as a shareholder of another investment company, such Portfolio would bear its "pro rata" portion of the other investment company's advisory fees and other expenses. Therefore, to the extent that a Portfolio is invested in shares of other investment companies, the Portfolio's shareholders will be subject to expenses of such other investment companies, in addition to expenses of the Portfolio.

         With respect to investment limitation (13), (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause
(i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transaction, electric and gas, electric and telephone will each be considered a separate industry.

         With regard to limitation (14), the purchase of securities of a corporation, a subsidiary of which has an interest in oil, gas or other mineral exploration or development programs, shall not be deemed to be prohibited by the limitation.

                           MANAGEMENT OF GLENMEDE FUND

         Glenmede Fund's officers, under the supervision of the Board, manage the day-to-day operations of Glenmede Fund. The Board members set broad policies for Glenmede Fund and choose its officers. A list of the Board members and officers and a brief statement of their current positions and principal occupations during the past five years is set forth in the Prospectus.

         Remuneration of Board Members

         Effective June 12, 1996, Glenmede Fund pays each Board member, other than Mr. Church, an annual fee of $8,000 plus $1,250 for each Board meeting attended and each Board Valuation Committee meeting attended (unless such meeting was held in conjunction with a Board meeting) and out-of-pocket expenses incurred in attending Board meetings. Prior to June 12, 1996, Glenmede Fund paid each Board member, other than Mr. Church, an annual fee of $6,000 plus $1,250 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings. Officers of Glenmede Fund receive no compensation as officers from Glenmede Fund.


         Set forth in the table below is the compensation received by each Board member for the fiscal year ended October 31, 1996.


                                                                  Pension or              Total
                                                                  Retirement          compensation
                                                                   Benefits           from Glenmede
                                               Aggregate          accrued as         Fund and Fund
                                             Compensation           part of           Complex 1
               Name of                           from           Glenmede Fund's         paid to
          Person, Position                   Glenmede Fund         expenses            Directors
          ----------------                   -------------      ---------------      --------------
Dr. H. Franklin Allen, Ph.D.,                 $                   None                  $
   Director
                                                --------                                   ----------

Willard S. Boothby, Jr.,                      $                   None                 $
   Director
                                                --------                                   ----------

John W. Church, Jr.                               None            None                       None
   Director

Francis J. Palamara,                          $                   None                 $
   Director
                                                --------                                   ----------

G. Thompson Pew, Jr.,                         $                   None                 $
   Director
                                                --------                                   ----------


--------------------------------
(1) Includes total compensation from Glenmede Fund and The Glenmede Portfolios, both of which are advised by the Advisor.

                     INVESTMENT ADVISORY AND OTHER SERVICES


         The Advisor is the wholly-owned subsidiary of The Glenmede Corporation (the "Corporation") whose shares are closely held by 63 shareholders. The Corporation has a nine person Board of Directors which, at January 30, 1997, collectively, owned ______% of the Corporation's voting shares and ______% of the Corporation's total outstanding shares. The members of the Board and their respective interests in the Corporation at January 30, 1996 are as follows:


               The Glenmede Corporation                    Percent of                    Percent of
                  Board of Directors                      Voting Shares                 Total Shares
               -------------------------                  -------------                 -------------

         Susan W. Catherwood
         Robert G. Dunlop
         Thomas W. Langfitt, M.D.
         Robert E. McDonald
         J. Howard Pew, II
         J. N. Pew, III
         J. N. Pew, IV
         R. Anderson Pew
         Ethel Benson Wister


         The Advisor is entitled to receive a fee from the Institutional International Portfolio for its services, calculated daily and payable monthly, at the annual rate of .75% of the Institutional International Portfolio's average daily net assets. The Advisor has agreed to waive its fees to the extent necessary to ensure that the Institutional International Portfolio's annual total operating expenses do not exceed 1.00% of average net assets. During the fiscal years ended October 31, 1996, 1995 and 1994 , the Institutional International Portfolio paid the Advisor advisory fees of $______, $155,065 and $114,956 , respectively, and the Advisor waived fees in the amounts of $__, $0 and $1,110 , respectively.

         Effective November 1, 1996, the Advisor is entitled to receive a fee from the Emerging Markets Portfolio for its services, calculated daily and payable monthly, at the annual rate of .75% of the Emerging Markets Portfolio's average daily net assets, and the Sub-Advisor is entitled to receive a fee from the Emerging Markets Portfolio for its services, calculated daily and payable monthly, at the annual rate of .50% of the Emerging Markets Portfolio's average daily net assets. Prior to November 1, 1996, the Advisor and Sub-Advisor were entitled to receive fees from the Emerging Markets Portfolio for their services, calculated daily and payable monthly at the annual rate of .50% and .75%, respectively, of the Emerging Market Portfolio's average daily net assets. For the fiscal year ended October 31, 1996 and for the period December 14, 1994 (commencement of operations) to October 31, 1995, the Emerging Markets Portfolio paid the Advisor advisory fees of $_____ and $109,919, respectively, and paid the Sub-Advisor sub-advisory fees of $_____ and $130,000, respectively.

         Since July 1, 1995, administrative transfer agency and dividend paying services have been provided to Glenmede Fund by ICC pursuant to a Master Services Agreement. See "Administrative, Transfer Agency and Dividend Paying Services" in the Prospectus for information concerning the substantive provisions of the Master Services Agreement. For the fiscal year ended October 31, 1996 and for the period July 1, 1995 to October 31, 1995, Glenmede Fund paid ICC fees of $_____ and $3,798, respectively, for the Institutional International Portfolio and $______ and $4,524, respectively, for the Emerging Markets Portfolio.

         For the period May 7, 1994 to June 30, 1995, administrative services were provided to Glenmede Fund by The Shareholder Services Group, Inc. ("TSSG"), pursuant to an Administration Agreement. For the period November 1, 1994 to June 30, 1995, Glenmede Fund paid TSSG administrative fees of $10,092 for the Institutional International Portfolio. For the period December 14, 1994 (commencement of operations) to June 30, 1995, Glenmede Fund paid TSSG administrative fees of $7,397 for the Emerging Markets Portfolio. For the period May 7, 1994 through October 31, 1994, Glenmede Fund paid TSSG administrative fees of $7,519 for the Institutional International Portfolio. The Emerging Markets Portfolio had not commeced operations during this period.

         Prior to May 6, 1994, The Boston Company Advisors, Inc. ("Boston Advisors"), an indirect wholly owned subsidiary of Mellon Bank Corporation, served as Glenmede Fund's administrator. For the period November 1, 1993 to May 5, 1994, Glenmede Fund paid Boston Advisors administrative fees of $6,453 for the Institutional International Portfolio. The Emerging Markets Portfolio had not commeced operations during this period.


         Custody services are provided to the Institutional
International and Emerging Markets Portfolios by The Chase Manhattan Bank, N.A., Brooklyn, New York.

                                   DISTRIBUTOR

         Shares of Glenmede Fund are distributed continuously and are offered without a sales load by Armata, pursuant to a Distribution Agreement between Glenmede Fund and Armata. Armata receives no fee from Glenmede Fund for its distribution services.

                             PORTFOLIO TRANSACTIONS

         The Investment Advisory Agreements and the Sub-Advisory Agreement authorize the Advisor, and the Sub-Advisor for the Emerging Markets Portfolio, to select the brokers or dealers that will execute the purchases and sales of investment securities for each of the Portfolios and direct the Advisor or the Sub-Advisor to use their best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Portfolios. The Advisor or the Sub-Advisor, if any, may, however, consistent with the interests of a Portfolio, select brokers on the basis of the research, statistical and pricing services they provide to a Portfolio. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Advisor or Sub-Advisor under the Investment Advisory Agreements and the Sub-Advisory Agreement. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the Securities Exchange Act of 1934, as amended, and that the Advisor or Sub-Advisor determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Advisor or Sub-Advisor to a Portfolio and the Advisor's or Sub-Advisor's other clients. For the fiscal year ended October 31, 1995, no brokers were selected by the Advisor and Sub-Advisor on the basis of research, statistical and pricing services with respect to the Institutional International and Emerging Markets Portfolios.


         During the fiscal years ended October 31, 1996, 1995and 1994 , the Institutional International Portfolio paid $______, $122,396 and $33,893 , in brokerage commissions, respectively. For the fiscal year ended October 31, 1996 and for the period December 14, 1994 (commencement of operations) to October 31, 1995, the Emerging Markets Portfolio paid $______ and $258,281 in brokerage commissions, respectively.


         Because shares of the Portfolios are not marketed through intermediary brokers or dealers, it is not Glenmede Fund's practice to allocate brokerage or effect principal transactions with dealers on the basis of sales of shares which may be made through such firms. However, the Advisor may place portfolio orders with qualified broker-dealers who refer clients to the Advisor and the other Institutions.

         Some securities considered for investment by a Portfolio may also be appropriate for other clients served by the Advisor or Sub-Advisor. If purchase or sale of securities is consistent with the investment policies of a Portfolio and one or more of these other clients served by the Advisor or Sub-Advisors and is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Advisor or Sub-Advisor. While in some cases this practice could have a detrimental effect on the price, value or quantity of the security as far as a Portfolio is concerned, in other cases it is believed to be beneficial to the Portfolios.

                     ADDITIONAL INFORMATION CONCERNING TAXES

         General. The following summarizes certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.

         Each Portfolio is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a regulated investment company. Qualification as a regulated investment company under the Code requires, among other things, that each Portfolio distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its tax-exempt income (if any) net of certain deductions for a taxable year. In addition, each Portfolio must satisfy certain requirements with respect to the source of its income during a taxable year. At least 90% of the gross income of each Portfolio must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to the Portfolio's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to a Portfolio's principal business of investing in stock or securities, or options and futures with respect to stock or securities. Any income derived by a Portfolio from a partnership or trust is treated for this purpose as derived with respect to the Portfolio's business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Portfolio in the same manner as by the partnership or trust.

         A Portfolio will not be treated as a regulated investment company under the Code if 30% or more of its gross income for a taxable year is derived from gains realized on the sale or other disposition of the following investments held for less than three months: (1) stock and securities (as defined in section 2(a)(36) of the 1940
Act); (2) options, futures and forward contracts other than those on foreign currencies; and (3) foreign currencies (and options, futures and forward contracts on foreign currencies) that are not directly related to the Portfolio's principal business of investing in stock and securities (and options and futures with respect to stocks and securities). Interest (including original issue discount and accrued market discount) received by a Portfolio upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose. With respect to covered call options, if the call is exercised by the holder, the premium and the price received on exercise constitute the proceeds of sale, and the difference between the proceeds and the cost of the securities subject to the call is capital gain or loss. Premiums from expired call options written by a Portfolio and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

         Any distribution of the excess of net long-term capital gain over net short-term capital loss is taxable to shareholders as long-term capital gain, regardless of how long the shareholder has held a Portfolio's shares and whether such distribution is received in cash or additional Portfolio shares. Each Portfolio will designate such distributions as capital gain dividends in a written notice mailed to shareholders within 60 days after the close of Glenmede Fund's taxable year. Shareholders should note that, upon the sale of Portfolio shares, if the shareholder has not held such shares for more than six months, any loss on the sale of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

         An individual's net capital gains are taxable at a maximum effective rate of 28%. Ordinary income of individuals is taxable at a maximum marginal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. For corporations, long-term capital gains and ordinary income are both taxable at a maximum nominal rate of 35% (although surtax provisions apply at certain income levels to result in effective marginal rates as high as 39%).

         If the Emerging Markets Portfolio retains net capital gains for reinvestment, the Portfolio may elect to treat such amounts as having been distributed to shareholders. As a result, the shareholders would be subject to tax on undistributed net capital gains, would be able to claim their proportionate share of the Federal income taxes paid by the Portfolio on such gains as a credit against their own Federal income tax liabilities, and would be entitled to an increase in their basis in their Portfolio shares.

         If for any taxable year a Portfolio does not qualify for the special Federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to Federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of the Portfolio's current and accumulated earnings and profits and would be eligible for the dividends received deduction for corporations.

         Foreign Taxes. Income received from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of a Portfolio's total assets at the close of its taxable year consists of stock or securities of foreign corporations, each Portfolio will be eligible and intends to elect to "pass-through" to its shareholders the amount of foreign taxes paid by it. Pursuant to this election, each shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by the Portfolio, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. Federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of a Portfolio's taxable year whether the foreign taxes paid by the Portfolio will "pass-through" for that year.

         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Portfolio's income flows through to its shareholders with respect to a Portfolio, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by a Portfolio. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Portfolio. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If a Portfolio is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign taxes it pays will reduce investment company taxable income and the distributions by the Portfolio will be treated as United States source income.

         Federal Taxation of Certain Financial Instruments. Generally, futures contracts held by a Portfolio at the close of its taxable year will be treated for Federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "mark-to-market." Forty percent of any gain or loss resulting from such constructive sale will be treated as short-term capital gain or loss and 60% of such gain or loss will be treated as long-term capital gain or loss without regard to the length of time the Portfolio holds the futures contract ("the 40 - 60 rule"). The amount of any capital gain or loss actually realized by a Portfolio in a subsequent sale or other disposition of those futures contracts will be adjusted to reflect any capital gain or loss taken into account by the Portfolio in a prior year as a result of the constructive sale of the contracts. With respect to futures contracts to sell, which will be regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Portfolio, losses as to such contracts to sell will be subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain, if any, with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which also will be applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts, deductions for interest and carrying charges will not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell which are properly identified as such, a Portfolio may make an election which will exempt (in whole or in part) those identified futures contracts from being treated for Federal income tax purposes as sold on the last business day of its taxable year, but gains and losses will be subject to such short sales, wash sales and loss deferral rules and the requirement to capitalize interest and carrying charges. Under Temporary Regulations, a Portfolio would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40-60 rule will apply to the net gain or loss attributable to the futures contracts, but in the case of a mixed straddle account election, no more than 50% of any net gain may be treated as long term and no more than 40% of any net loss may be treated as short term. Options on futures contracts generally receive Federal tax treatment similar to that described above.

         Certain foreign currency contracts entered into by the Portfolios may be subject to the "mark-to-market" process and the 40-60 rule in a manner similar to that described in the preceding paragraph for futures contracts. To receive such Federal income tax treatment, a foreign currency contract must meet the following conditions: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends; (2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury has broad authority to issue regulations under the provisions respecting foreign currency contracts. As of the date of this Statement of Additional Information, the Treasury has not issued any such regulations. Other foreign currency contracts entered into by the Portfolios may result in the creation of one or more straddles for Federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and the requirement to capitalize interest and carrying charges may apply.

         As described more fully above, in order to qualify as a regulated investment company under the Code, a Portfolio must derive less than 30% of its gross income from the sale or other disposition of securities and certain other investments held for less than three months. With respect to futures contracts and other financial instruments subject to the mark-to-market rules, the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a futures contract or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract or instrument is held) if the gain arises as a result of a constructive sale under the mark-to-market rules, and will be treated as being derived from a security held for less than three months only if the contract or instrument is terminated (or transferred) during the taxable year (other than by reason of mark-to-market) and less than three months have elapsed between the date the contract or instrument is acquired and the termination date. In determining whether the 30% test is met for a taxable year, increases and decreases in the value of a Portfolio's futures contracts and other investments that qualify as part of a "designated hedge," as defined in the Code, may be netted.

         Other Tax Matters. Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer also is treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options generally are not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the mark-to-market rules, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. In accordance with Treasury regulations under which certain transactions that are part of a "section 988 hedging transaction" (as defined in the Code and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a Portfolio which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts a Portfolio may make or enter into will be subject to the special currency rules described above.

         The Portfolio may recognize income currently for Federal income tax purposes in the amount of the unpaid, accrued interest with respect to bonds structured as zero coupon bonds or pay-in-kind securities, even though it receives no cash interest until the security's maturity or payment date. As discussed above, in order to qualify for beneficial tax treatment, a Portfolio must distribute substantially all of its income to shareholders. Thus, a Portfolio may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or leverage itself by borrowing cash, in order to satisfy the distribution requirement.

         Some of the debt securities may be purchased by a Portfolio at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for Federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by a Portfolio at a constant rate over the time remaining to the debt security's maturity or, at the election of the Portfolio, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

         Exchange control regulations that may restrict repatriation of investment income, capital, or the proceeds of securities sales by foreign investors may limit a Portfolio's ability to make sufficient distributions to satisfy the 90% and calendar year distribution requirements.

                            PERFORMANCE CALCULATIONS

         Each Portfolio computes its average annual total return by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                    T = [( ERV )1/n - 1]
                                           ---
                                            P

            Where:  T  =    average annual total return.

                  ERV  =    ending redeemable value at the end of the period
                            covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

                  P    =    hypothetical initial payment of $1,000.

                  n    =    period covered by the computation, expressed in
                            terms of years.

         Each Portfolio computes its aggregate total return by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:


                                    T = [( ERV ) - 1]
                                           ---
                                            P

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Each Portfolio's average annual total return and aggregate total return do not reflect any fees charged by Institutions to their clients.


         Set forth below are the average annual total return figures for the Institutional International Portfolio since inception (August 1, 1992) and for the one year period ended October 31, 1996 (with fee waivers).
                  1 Year Ended 10/31/96:                    ___%
                  Inception to 10/31/96:                    ___%

         Set forth below are the average annual total return figures for the Institutional International Portfolio since inception (August 1, 1992) and for the one year period ended October 31, 1996 (without fee waivers).

                  1 Year Ended 10/31/95:                      ____%
                  Inception to 10/31/95:                      ____%

         The aggregate total return figure for the Institutional International Portfolio from inception (August 1, 1992) to October 31, 1996 with fee waivers was ____% and without fee waivers was ____%.

         Set forth below are the average annual total return figures for the Emerging Markets Portfolio since inception (December 14, 1994) and for the one year period ended October 31, 1996 (with the fee waivers).


                  1 Year Ended 10/31/96:                      ____%
                  Inception to 10/31/96:                      ____%

         Set forth below are the average annual total return figures for the Emerging Markets Portfolio since inception (December 14,

1994) and for the one year period ended October 31, 1996 (without fee waivers).


                  1 Year Ended 10/31/96:                      ____%
                  Inception to 10/31/96:                      ____%

         The aggregate total return figure for the Emerging Markets Portfolio from inception (December 14, 1994) to October 31, 1996 was ____% with fee waivers and ____% without fee waivers.



                               GENERAL INFORMATION

         Dividends and Capital Gains Distributions

         Each Portfolio's policy is to distribute substantially all of its net investment income, if any, together with any net realized capital gains in the amount and at the times that will avoid both income (including capital gains) taxes on it and the imposition of the Federal excise tax on undistributed income and gains (see discussion under "Dividends, Capital Gains Distributions and Taxes" in the Prospectus). As set forth in the Prospectus, each Portfolio normally distributes substantially all of its net investment income to shareholders in the form of a quarterly dividend. If any net capital gains are realized by a Portfolio, that Portfolio normally distributes such gains at least once a year. The amounts of any income dividends or capital gains distributions for a Portfolio cannot be predicted.

         Any dividend or distribution paid shortly after the purchase of shares of a Portfolio by an investor may have the effect of reducing the per share net asset value of that Portfolio by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to income taxes as set forth in the Prospectus.

         Certain Record Holders


         As of January 30, 1997, the Advisor held of record 100% of the outstanding shares of the Emerging Markets Portfolio. For more information about the Advisor, see "Investment Advisor" in the Prospectus. Under the 1940 Act, the Advisor may be deemed to be a controlling person of Glenmede Fund. To Glenmede Fund's knowledge, as of January 30, 1997, no person owned, beneficially or of record, 5% or more of the outstanding shares of the Institutional International Portfolio. As of January 30, 1997, the directors and officers of Glenmede Fund collectively owned less than 1% of the outstanding shares of the Institutional International and Emerging Markets Portfolio.

                                    EXPENSES

         Glenmede Fund bears its own expenses incurred in its operations including: taxes; interest; miscellaneous fees (including fees paid to Board members); Securities and Exchange Commission fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; administration fees; charges of the custodian, dividend agent fees; certain insurance premiums; outside auditing and legal expenses; costs of shareholders' reports and meetings; and any extraordinary expenses. Each Portfolio also pays for brokerage fees and commissions, if any, in connection with the purchase and sale of its portfolio securities. See "Financial Highlights" in the Prospectus.



                              FINANCIAL STATEMENTS


         Those portions of Glenmede Fund's Financial Statements relating to the Emerging Markets Portfolio for the period December 14, 1994 (commencement of operations) to October 31, 199_, appearing in the 199_ Annual Report to Shareholders, and the report thereon of _____________________, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. No other part of the Annual Report is incorporated by reference. Copies of the Annual Report may be obtained by writing to Glenmede Fund at 135 East Baltimore Street or by calling Glenmede Fund at 1-800-442-8299.

                                OTHER INFORMATION


         The Prospectus and this Statement of Additional Information do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Statement of Additional Information pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

         Statements contained in the Prospectus or in this Statement of Additional Information as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

                APPENDIX -- DESCRIPTION OF SECURITIES AND RATINGS


I.  Description of Commercial Paper Ratings

         Description of Moody's highest commercial paper rating:

         Prime-1 ("P-1") --judged to be of the best quality. Issuers rated P-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

         Description of S&P highest commercial paper ratings:

         A-1+ -- this designation indicates the degree of safety regarding timely payment is overwhelming. A-1 -- this designation indicates the degree of safety regarding timely payment is either overwhelming or very strong.

         Description of Bond Ratings

         The following summarizes the ratings used by S&P for corporate and municipal debt:

         AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

         A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Plus (+) or Minus (-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

         Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. Those bonds in the Aa, A and Baa categories which Moody's believes possess the strongest investment attributes, within those categories are designated by the symbols Aa1, A1 and Baa1, respectively.


II.      Description of U.S. Government Securities and Certain Other
         Securities

         The term "U.S. Government securities" refers to a variety of securities which are issued or guaranteed by the United States

Government, and by various instrumentalities which have been established or sponsored by the United States Government.

         U.S. Treasury securities are backed by the "full faith and credit" of the United States Government. Securities issued or guaranteed by Federal agencies and U.S. Government sponsored enterprises or instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, an investor must look principally to the agency, enterprise or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency, enterprise or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export Import Bank, Farmers Home Administration, Federal Financing Bank and others. Certain agencies, enterprises and instrumentalities, such as the Government National Mortgage Association are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies, enterprises and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institution in meeting its debt obligations. Finally, other agencies, enterprises and instrumentalities, such as the Farm Credit System and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under Government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. Government.

         Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home
Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and The Tennessee Valley Authority.

         An instrumentality of the U.S. Government is a Government agency organized under Federal charter with Government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Overseas Private Investment Corporation, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and the Federal National Mortgage Association.

III.  Foreign Investments

         Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies. Because the stocks of foreign companies are frequently denominated in foreign currencies, and because the Institutional International and Emerging Markets Portfolios may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Institutional International and Emerging Markets Portfolios may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Institutional International and Emerging Markets Portfolios permit the Portfolios to enter into forward foreign currency exchange contracts in order to hedge the Portfolios' holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

         As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and they may have policies that are not comparable to those of domestic companies, there may be less information available about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in foreign countries.

         Although the Institutional International and Emerging Markets Portfolios will endeavor to achieve most favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.

         Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the foreign companies comprising the Institutional International and Emerging Markets Portfolios.

                             THE GLENMEDE FUND, INC.

                            PART C. OTHER INFORMATION


Item 24.          Financial Statements and Exhibits

         (a)      Financial Statements

                  Included in Part A:


                           Financial Highlights for the period from commencement of operations (December 14, 1994) to October 31, 1995 for the Emerging Markets Portfolio.


                  Included in Part B:


                           None.


         (b)      Exhibits


         1.       (a)       Articles of Amendment and Restatement dated October
                            12, 1988 is hereby incorporated by reference to
                            Exhibit 1(a) to Post-Effective Amendment No. 17 to the Registration Statement (Post-Effective Amendment
                            No. 17").

                  (b) Articles Supplementary dated August 16, 1989 to Articles of Incorporation is hereby incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 17.

                  (c) Articles Supplementary dated February 28, 1991 to Articles of Incorporation is hereby incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 17.

                  (d) Articles Supplementary dated March 3, 1992 to Articles of Incorporation is hereby incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 17.

                  (e) Articles Supplementary dated June 2, 1992 to Articles of Incorporation is hereby incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 17.

                  (f) Articles Supplementary dated September 30, 1994 to Articles of Incorporation is hereby incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 17.

                  (g) Articles Supplementary dated December 30, 1994 to Articles of Incorporation is hereby incorporated by reference to Exhibit 1(g) to Post-Effective Amendment No. 17.

         2.       By-Laws of Registrant is hereby incorporated by reference to
                  Exhibit 2 to Post-Effective Amendment No. 17.

         3.       Not applicable.

         4. See: Article Fifth, Articles of Amendment and Restatement dated October 12, 1988 which are incorporated by reference to
                  Exhibit 1(a) to Post-Effective Amendment No. 17;
                  Articles Supplementary dated August 16, 1989 to Articles of Incorporation which are incorporated by reference to 1(b) to Post-Effective Amendment No. 17; Articles Supplementary dated February 28, 1991 to Articles of Incorporation which are incorporated by reference to 1(c) to Post-Effective Amendment No. 17; Articles Supplementary dated March 3, 1992 to Articles of

                  Incorporation which are incorporated by reference to 1(d) to Post-Effective Amendment No. 17; Articles Supplementary dated June 2, 1992 to Articles of Incorporation which are incorporated by reference to Exhibit 1(e) to Post-
                  Effective Amendment No. 17; Articles Supplementary dated September 30, 1994 to Articles of Incorporation which are incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 17; Articles Supplementary dated December 30, 1994 to Articles of Incorporation which are incorporated by reference to Exhibit 1(g) to Post-Effective Amendment No. 17; and Sections (7) and (11) of Article II,
                  Article VII and Section (3) of Article VIII of By-Laws which are incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 17.


         5.       (a)       Investment Advisory Agreement between Registrant and
                            The Glenmede Trust Company dated October 25, 1988 is hereby incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 17.

                  (b) Investment Advisory Agreement between Registrant and The Glenmede Trust Company dated July 31, 1992 is hereby incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 17.

                  (c) Amendment No. 1, dated September 13, 1994, to Investment Advisory Agreement between Registrant and The Glenmede Trust Company is hereby incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 17.

                  (d) Supplement dated November 1, 1992, to Investment Advisory Agreement between Registrant and The Glenmede Trust Company, relating to the International Fixed Income and Model Equity Portfolios is hereby incorporated by reference to
                            Exhibit 5(d) to Post-Effective Amendment No. 17.

                  (e) Investment Advisory Agreement between Registrant and The Glenmede Trust Company relating to Emerging Markets Portfolio dated December 12, 1994 is hereby incorporated by reference to Exhibit 5(e) to Post-Effective Amendment No. 17.

                  (f) Sub-Investment Advisory Agreement among the Registrant, The Glenmede Trust Company and Pictet International Management Limited relating to the Emerging Markets Portfolio dated December 12, 1994 is hereby incorporated by reference to Exhibit 5(f) to Post-Effective Amendment No. 17.


                  (g) Amendment No. 1, dated September 11, 1996, to the Investment Advisory Agreement for the Emerging Markets Portfolio between Registrant and the Glenmede Trust Company.

                  (h) Amendment No. 1, dated September 11, 1996, to the Sub-Investment Advisory Agreement among the Registrant, The Glenmede Trust Company and Pictet International Management Limited relating to the Emerging Markets Portfolio.


         6.       (a)       Distribution Agreement between Registrant and Armata
                            Financial Corp. dated July 1, 1995 is hereby incorporated by reference to Exhibit 6(a) to Post-
                            Effective Amendment No. 17.

         7.       Not Applicable.

         8.       (a)       Custody Agreement dated December 13, 1994, as
                            amended and restated May 1, 1995 between Registrant and The Chase Manhattan Bank, N.A. is hereby incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 17.

                  (b) Amendment dated May 1, 1995 to Custody Agreement between Registrant and The Chase Manhattan Bank, N.A. dated May 1, 1995 is hereby incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 17.

         9.       (a)       Master Services Agreement between Registrant and
                            Investment Company Capital Corp. dated July 1, 1995 is hereby incorporated by reference to Exhibit 9(a) to Post-Effective Amendment No. 17.

                  (b) Amended and Restated Shareholder Servicing Plan dated December 5, 1995 is hereby incorporated by reference to Exhibit 9(b) to Post-Effective Amendment No. 17.

                  (c) Amended and Restated Shareholder Servicing Agreement dated December 5, 1995 is hereby incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No. 17.

         10. Opinion of Counsel as to Legality of Securities Being Registered to be filed pursuant to Rule 24f-2 as part of Registrant's Rule 24f-2 Notice on Form 24f-2.

         11.      (a)      Consent of Drinker Biddle & Reath.


         12.    Not Applicable.


         13.      (a)       Purchase Agreement between Registrant and The
                            Glenmede Trust Company relating to the Institutional
                            International Portfolio is hereby incorporated by reference to Exhibit 13 to Post-Effective Amendment
                            No. 7 to the Registration Statement.

                  (b) Purchase Agreement between Registrant and The Glenmede Trust Company relating to the International Fixed Income Portfolio dated October 21, 1992 is hereby incorporated by reference to Exhibit 13(b) to Post-Effective Amendment No. 17.

                  (c) Purchase Agreement between Registrant and The Glenmede Trust Company relating to the Model Equity Portfolio is hereby incorporated by reference to
                            Exhibit 13 to Post-Effective Amendment No. 9 to the Registration Statement.

                  (d) Purchase Agreement between Registrant and The Glenmede Trust Company relating to the Emerging Markets Portfolio dated December 12, 1994 is hereby incorporated by reference to Exhibit 13(d) to Post-Effective Amendment No. 17.

         14.      Not Applicable.

         15.      Not Applicable.

         16.      Not Applicable.

         17.      Not Applicable.

         18.      Not applicable.

Item 25.          Persons Controlled by or Under Common Control with Registrant


                  Registrant is not controlled by or under common control with any person.


Item 26.          Number of Holders of Securities


                  As of October 31, 1996, the number of record holders of securities was:

                  Government Cash Portfolio - 2
                  Emerging Markets Portfolio - 2
                  Intermediate Government Portfolio - 2
                  International Fixed Income Portfolio - 2
                  Equity Portfolio - 1
                  Model Equity Portfolio - 1
                  Small Capitalization Portfolio - 2
                  Institutional International Portfolio - 3
                  International Portfolio - 4
                  Tax-Exempt Cash Portfolio - 2


Item 27.          Indemnification

                           Reference is made to Article Ten of the Registrant's
                  Amended and Restated Article of Incorporation herein by reference to Exhibit 1. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



Item 28           Business and Other Connections of Investment Advisor

                  (a)  The Glenmede Trust Company


                  Reference is made to the caption of "Investment Advisor" in the Prospectus and in Part A of this Registration Statement and "Investment Advisory and Other Services" in Part B of this Registration Statement.


                  Set forth below are the directors of the Glenmede Corporation:

                           Susan W. Catherwood           J. Howard Pew, II
                           Robert G, Dunlop              J.N.Pew, III
                           Thomas W. Langfitt, M.D.      J.N. Pew, IV
                           Robert E. McDonald            R. Anderson Pew
                                                         Ethel Benson Wister

                  (b). Sub-Investment Advisor - Pictet International Management Limited


                  Pictet International Management Limited (the "Sub-Advisor") is an affiliate of Pictet & Cie (the "Bank"), a Swiss private bank, which was founded in 1805. The Bank manages the accounts for institutional and private clients and is owned by seven partners. The Sub-Advisor, established in 1980, manages the investment needs of clients seeking to invest in the international fixed revenue and equity markets.

                  The list required by this Item 28 of officers and directors of Pictet International Management Limited, together with the information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Pictet International Management Limited pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15143).

Item 29.          Principal Underwriters

                  (a) In addition to The Glenmede Fund, Inc., Armata Financial Corp. ("Armata") currently acts as distributor for The Glenmede Portfolios, Total Return U.S. Treasury Fund, Inc., Managed Municipal Fund, Inc. and North American Government Bond Fund, Inc. Armata is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Armata is a subsidiary of Alex. Brown & Sons Incorporated ("Alex. Brown"). Alex. Brown is a registered broker-dealer and a member of the New York Stock Exchange.

                  (b)

                  Name and Principal          Offices with         Offices with
                  Business Address            Armata               Registrant
                  ------------------          ------------         ------------
                  Jack S. Griswold            Chairman and         None
                                              Director

                  F. Barton Harvey, Jr.       Director             None

                  John M. Prugh               President and        None
                                              Director

                  E. Robert Kent              Director             None

                  Peter E. Bancroft           Secretary            None

                  Timothy M. Gisriel          Treasurer            None


                  (c) Not Applicable.


Item 30.          Location of Accounts and Records

                  All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

                           The Glenmede Trust Company
                           One Liberty Place
                           1650 Market Street, Suite 1200
                           Philadelphia, Pennsylvania 19103
                           (records relating to its function as
                           investment advisor)

                           Pictet International Management Limited
                           Cutlers Garden
                           5 Devonshire Square
                           London, United Kingdom EC2M 4LD
                           (records relating to its function as sub-investment advisor of Emerging Market Portfolio)

                           The Chase Manhattan Bank, N.A.
                           One Chase Manhattan Plaza
                           New York, New York 10081
                           (records relating to its function as custodian)

                           Investment Company Capital Corp.
                           135 East Baltimore Street
                           Baltimore, Maryland 21202
                           (records relating to its functions as administrator, transfer agent and dividend disbursing agent)

                           Armata Financial Corp.
                           135 East Baltimore Street
                           Baltimore, Maryland 21202
                           (records relating to its functions as distributor)

                           Drinker Biddle & Reath
                           Philadelphia National Bank Building
                           1345 Chestnut Street
                           Philadelphia, Pennsylvania  19107-3496
                           (Registrant's minute books)


Item 31.          Management Services

                  Not applicable.


Item 32.          Undertakings.

                  (a) Registrant undertakes to comply with the provisions of Section 16(c) of the 1940 Act in regard to shareholders' rights to call a meeting of shareholders for the purpose of voting on the removal of directors and to assist in shareholder communications in such matters, to the extent required by law. Specifically, the Registrant will, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, call a meeting of shareholders for the purpose of voting upon the question of the removal of directors, and the Registrant will assist in shareholder communications as required by Section 16(c) of the Act.

                  (b) Registrant undertakes to furnish to each person to whom a prospectus is delivered, a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, The Glenmede Fund, Inc. has duly caused this Post-Effective Amendment No. 19 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, and Commonwealth of Pennsylvania on the 30 day of December, 1996.

                                            THE GLENMEDE FUND, INC.

                                            By       /s/ John W. Church, Jr.
                                                     -------------------------
                                                     John W. Church, Jr.
                                                     Chairman and Chief
                                                     Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 19 to the Registration Statement of The Glenmede Fund, Inc. has been signed by the following persons in the capacities and on the date indicated.

         Signature                     Title                         Date
         ---------                     -----                         ----

/s/ John W. Church, Jr.             Chairman,                  December 30, 1996
----------------------------        Chief Executive
John W. Church, Jr.                 Officer



/s/ H. Franklin Allen, Ph.D.        Director                   December 30, 1996
----------------------------
H. Franklin Allen, Ph.D.


/s/ Willard S. Boothby, Jr.         Director                   December 30, 1996
----------------------------
Willard S. Boothby, Jr.


/s/ Francis J. Palmara              Director                   December 30, 1996
----------------------------
Francis J. Palamara


/s/ G. Thompson Pew, Jr.            Director                   December 30, 1996
----------------------------
G. Thompson Pew, Jr.


/s/ Joseph A. Finelli               Treasurer                  December 30, 1996
----------------------------
Joseph A. Finelli

                                  EXHIBIT INDEX

         Exhibit
         -------

          5 (g) Amendment No. 1 dated November 1, 1996, to the Investment Advisory Agreement for the Emerging Markets Portfolio between the Registrant and the Glenmede Trust Company.

            (h) Amendment No. 1 dated November 1, 1996, to the Sub-Investment Advisory Agreement for the Emerging Markets Portfolio between The Registrant, The Glenmede Trust Company and Pictet International Management Limited.

         11 (a)            Consent of Drinker Biddle & Reath.